Deposits by Customers (Tables)	12 Months Ended
Dec. 31, 2023
Deposits from customers [abstract]
Schedule of Deposits by Customers

		Group
	2023	2022
	£m	£m
Demand and time deposits(1)	194,191	196,160
Amounts due to fellow Banco Santander subsidiaries and joint ventures	958	1,153
	195,149	197,313
(1)Includes capital amount guaranteed / protected equity index-linked deposits of £304m (2022: £408m).